DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) $ in Millions	Dec. 31, 2023 USD ($) GWh MMBTU	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GWh	Dec. 31, 2022 MMBTU
Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount	$ 58,175	$ 50,601
Interest rates
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount	124,265	61,939
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount	$ 2,017	$ 1,942
Energy commodity instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	98,345		69,902
Natural gas commodity instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amount of Commodity Derivatives	144,104,000		128,381,000	128,381,000